Income Tax - Schedule of Income Tax Provision (Detail)	9 Months Ended
Mar. 31, 2021 USD ($)
Federal
Current	$ 0
Deferred	(328,060)
State and Local
Current	0
Deferred	0
Change in valuation allowance	328,060
Income tax provision	$ 0